Loans (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
With no allowance recorded:
Recorded Investment	$ 6,514		$ 6,514		$ 6,176	$ 9,205	$ 9,209
With an allowance recorded:
Recorded Investment	57		57			148	378
Related allowance	5		5			2	96
Total:
Recorded Investment	6,571	9,283	6,571	9,283	6,176	9,353	9,587
Unpaid Principal Balance	7,256	9,750	7,256	9,750	6,603	9,811
Related allowance	5		5			2	96
Average Recorded Investment	7,847	12,446	7,719	10,316	6,704	9,926	10,576
Interest Income Recognized	30	70	127	144	179	397	323
Commercial
With no allowance recorded:
Recorded Investment	84	24	84	24	37	12
Unpaid Principal Balance	84	54	84	54	50	19
Average Recorded Investment	264	93	149	95	53	21
Interest Income Recognized		1	8	1
With an allowance recorded:
Recorded Investment						33
Unpaid Principal Balance						33
Related allowance						1
Average Recorded Investment						36
Interest Income Recognized						2
Total:
Recorded Investment	84	24	84	24	37	45
Unpaid Principal Balance	84	54	84	54	50	52
Related allowance						1
Average Recorded Investment	264	93	149	95	53	57
Interest Income Recognized		1	8	1		2
Real estate: Mortgage-residential
With no allowance recorded:
Recorded Investment	664	581	664	581	357	622
Unpaid Principal Balance	679	609	679	609	381	650
Average Recorded Investment	744	637	749	645	442	656
Interest Income Recognized	12	1	15	1	1	4
With an allowance recorded:
Recorded Investment	57		57
Unpaid Principal Balance	57		57
Related allowance	5		5
Average Recorded Investment	58		56
Interest Income Recognized	2		7
Total:
Recorded Investment	721	581	721	581	357	622
Unpaid Principal Balance	736	609	736	609	381	650
Related allowance	5		5
Average Recorded Investment	802	637	805	645	442	656
Interest Income Recognized	14	1	22	1	1	4
Real estate: Mortgage-commercial
With no allowance recorded:
Recorded Investment	5,759	8,650	5,759	8,650	5,772	8,552
Unpaid Principal Balance	6,429	9,059	6,429	9,059	6,162	8,975
Average Recorded Investment	6,764	11,679	6,747	9,535	6,188	9,066
Interest Income Recognized	16	68	97	142	178	382
With an allowance recorded:
Recorded Investment						115
Unpaid Principal Balance						115
Related allowance						1
Average Recorded Investment						117
Interest Income Recognized						8
Total:
Recorded Investment	5,759	8,650	5,759	8,650	5,772	8,667
Unpaid Principal Balance	6,429	9,059	6,429	9,059	6,162	9,090
Related allowance						1
Average Recorded Investment	6,764	11,679	6,747	9,535	6,188	9,183
Interest Income Recognized	16	68	97	142	178	390
Consumer: Other
With no allowance recorded:
Recorded Investment	7	28	7	28	10	19
Unpaid Principal Balance	7	28	7	28	10	19
Average Recorded Investment	17	37	18	41	21	30
Interest Income Recognized						1
Total:
Recorded Investment	7	28	7	28	10	19
Unpaid Principal Balance	7	28	7	28	10	19
Average Recorded Investment	17	37	18	41	21	30
Interest Income Recognized						$ 1